Provisions - Schedule of Current and Non-Current Provisions (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Provisions [abstract]
Current provisions	$ 40.1	$ 49.1
Non-current provisions	16.0	14.3
Provisions	$ 56.1	$ 63.4	$ 58.1